Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 3,608	$ 4,581	$ 2,194
Accounts receivable, net	1,249	1,452	836
Investment in lease, net-current portion			20
Inventory, net	2,040	1,864	674
Prepaid expenses and other current assets	275	276	85
Total current assets	7,172	8,173	3,809
Property and equipment, net	97	91	52
Investment in lease, net-less current portion			39
Operating lease right-of-use assets	587
Intangible assets, net	580	590
Goodwill	759	748
License and supply agreement, net	904	938	1,072
Other asset	39	18	11
TOTAL ASSETS	10,138	10,558	4,983
Current liabilities:
Secured revolving credit facility	906	991	711
Current portion of secured note payable	199	195
Accounts payable	1,030	836	872
Accrued expenses	512	396	218
Current portion of contingent consideration	272	236
Deferred revenue, current portion			70
Current portion of operating lease liabilities	191
Total current liabilities	3,110	2,654	1,871
Secured note payable, net of current portion	787	843
Contingent consideration, net of current portion	231	263
Unsecured long-term note payable, net of debt issuance costs and debt discount of $0 and $233, respectively			954
Long-term portion of deferred revenue			208
Operating lease liabilities, net of current portion	406
TOTAL LIABILITIES	4,534	3,760	3,033
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Preferred stock value
Common stock value	64	64	55
Additional paid-in capital	127,974	127,816	122,924
Accumulated other comprehensive income	68	71	77
Accumulated deficit	(125,502)	(124,153)	(121,106)
Subtotal	2,604	3,798	1,950
Noncontrolling interest	3,000	3,000
TOTAL STOCKHOLDERS' EQUITY	5,604	6,798	1,950
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 10,138	$ 10,558	$ 4,983